Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies	Commitments and contingencies
Purchase commitments for chargers and charging infrastructure
Significant expenditures for chargers and charging infrastructure contracted for, but not recognized as liabilities, as at December 31, 2024 were €8,426 thousand (December 31, 2023: €4,890 thousand). The Group uses these assets either as own chargers (property, plant and equipment) or as charging equipment to fulfill its obligations under development contracts entered into with its customers (inventory).
Purchase commitments for electricity
As disclosed in Note 29, Allego has entered into medium and long-term power purchase agreements for electricity. Significant expenditures for renewable electricity contracted and not recognized as liabilities, as at December 31, 2024 were €274,117 thousand (December 31, 2023: €256,554 thousand). These commitments refer to periods between 2025 and 2035. Other purchase commitments for electricity contracted for, but not recognized as liabilities, as at December 31, 2024 were €18,866 thousand (December 31, 2023: €28,209 thousand). These commitments refer to periods between 2025 and 2027. The expected contractual electricity production based on the supply profile (P50 - the average level of generation, where the output is forecasted to be exceeded 50% over the projects life) from all PPAs till the end of 2035 is further detailed in Note 33.
Guarantees
On December 19, 2022, the Group has entered into a renewed facility agreement with a group of lenders led by Société Générale and Banco Santander, which included up to €30,000 thousand to be used for issuance of guarantees and letters of credit, refer to Note 25. These letters of credit were issued to renewable electricity suppliers and they are not payable by the Group as of December 31, 2024. The liability will be triggered only in case of non-delivery of physical settlement under the power purchase agreement. The total amount of the letters of credit issued as part of the guarantee facility before December 31, 2024 is €29,674 thousand (December 31, 2023: €12,500 thousand).